BASIS OF PREPARATION	12 Months Ended
May 31, 2026
Basis Of Preparation [Abstract]
BASIS OF PREPARATION [Text Block]

2. BASIS OF PREPARATION

a) Statement of compliance

These consolidated financial statements (the "Financial Statements") have been prepared based on the principles of IFRS Accounting Standards ("IFRS"). Preparation of these Financial Statements in accordance with IFRS requires the use of certain significant accounting estimates. It also requires management to exercise judgement in applying the Company's accounting policies. The areas involving a higher degree of judgement or complexity and areas where assumptions and estimates are significant to these Financial Statements are disclosed in Note 4.

These Financial Statements were authorized for issue by the Board of Directors on August 31, 2026.

b) Basis of consolidation

The Financial Statements of all entities controlled by the Company, including Aduro Energy Inc. and Aduro Clean Technologies Europe B.V., are included in the Financial Statements from the date control commenced. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The Company's subsidiaries have the same reporting date as the Company. Intra-group balances and transactions are eliminated on consolidation.

c) Basis of measurement

The Financial Statements have been prepared using the historical cost basis except as detailed in the Company's accounting policies in Note 3.

d) Functional and presentation currency

These Financial Statements are presented in Canadian dollars, which is the functional currency of the Company and its subsidiaries.